INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES	NOTE 3 - INVENTORIES
Comprised as follows:

	December 31,
	2 0 1 3	2 0 1 2
	(in thousands)

Finished products	$112	$112
	$112	$112